Revenue and other operating income - Revenue from contracts with customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue and other operating income
Revenue	$ 404,346,000	$ 420,933,000	$ 464,549,000
In-game purchases
Revenue and other operating income
Revenue	384,187,000	393,854,000	434,326,000
Advertising
Revenue and other operating income
Revenue	20,150,000	27,017,000	$ 30,223,000
Licensing
Revenue and other operating income
Revenue	$ 10,000	$ 62,000